Convertible Promissory Notes - Schedule of Key Inputs and Assumptions (Details)	Jan. 16, 2025	Dec. 31, 2024	Dec. 20, 2024
Share price [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		2.11
Expected volatility [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		49.04
Risk-free interest rate [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions		4.17
Bottom of range [member] | Share price [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	0.83		2.55
Bottom of range [member] | Expected volatility [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	49.77		43.45
Bottom of range [member] | Risk-free interest rate [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	4.21		4.26
Top of range [member] | Share price [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	1.9		3.03
Top of range [member] | Expected volatility [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	50.16		46.3
Top of range [member] | Risk-free interest rate [Member]
Schedule of Key Inputs and Assumptions [Line Items]
Key inputs and assumptions	4.24		4.4